FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details)	Sep. 30, 2022 item $ / shares	Jun. 30, 2022 $ / shares item	Mar. 31, 2022 $ / shares item	Dec. 31, 2021 $ / shares	Feb. 11, 2021 $ / shares
Public Warrants | Market price of public stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input					9.54
Public Warrants | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input					0.52
Public Warrants | Dividend Yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input					0.00
Public Warrants | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input					11.50
Public Warrants | One-touch hurdle
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input					18.15
Private Placement Warrants | Market price of public stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input				9.79	9.54
Private Placement Warrants | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input				1.18	0.52
Private Placement Warrants | Dividend Yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input				0.00	0.00
Private Placement Warrants | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input				11.50	11.50
Representative Warrants | Market price of public stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	9.95	9.89	9.88	9.79	9.54
Representative Warrants | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0.0412	0.0298	0.0244	1.18	0.36
Representative Warrants | Dividend Yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0.0000	0.0000	0.0000	0.00	0.00
Representative Warrants | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	11.50	11.50	11.50	11.50	11.50